Summary of significant accounting policies (Details) - Schedule of disaggregated its revenue - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Schedule of disaggregated its revenue [Abstract]
Listing service fees		$ 8,405,211	$ 1,501,645
Transaction fees		7,075,283	4,742,565
Marketing service fees	[1]	1,370,164	6,729,736
Other revenues	[2]	588,144	475,489
Total		$ 17,438,802	$ 13,449,435

[1]	Including $0 and $68,082 for the years ended December 31, 2020 and 2019, respectively, from a related party.
[2]	Including $213,172 and $178,304 for the years ended December 31, 2020 and 2019, respectively, from related parties.